PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets at September 30, 2024 and December 31, 2023 consisted of the following:

	September 30, 2024	December 31, 2023
Insurance	$419,602	$468,495
Other prepaid and current assets	119,015	151,268
Total prepaid expenses and other current assets	$538,617	$619,763
Insurance is mainly comprised of prepaid directors’ and officers’ insurance. In July 2024, the Company financed its directors and officers’ insurance premium with a short term note, the principal amount of which is approximately $0.4 million bearing interest at a rate of 9.74%. The note payable balance, which was included within Current Liabilities on the Condensed Consolidated Balance Sheet was $0.3 million at both September 30, 2024 and December 31, 2023.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets at December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Prepaid clinical trial expenses	$—	$11,185
Prepaid insurance	468,495	624,612
Other prepaid and current assets	151,268	167,576
Total prepaid expenses and other current assets	$619,763	$803,373
Prepaid insurance is mainly comprised of prepaid directors’ and officers’ insurance. In July 2023, the Company financed its directors and officers’ insurance premium with a short term note the principal amount of which is approximately $0.6 million bearing interest at a rate of 7.87%. The note payable balance, which was included within Current Liabilities on the Consolidated Balance Sheet was $ 0.3 million as of December 31, 2023.